15005456

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 11 2015

Washington, DC 20549

CERT NAS
File No. 001-36845

By Electronic Mail

February 11, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 10, 2015 The Nasdaq Stock Market (the "Exchange") received from Bellerophon Therapeutics LLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery